Revenue, net (Tables)	12 Months Ended
Dec. 31, 2021
Revenue, net
Schedule of revenue

	2021	2020
	€	€
Sportsbook and Gaming revenue	117,219,691	59,315,396
	117,219,691	59,315,396

Schedule of disaggregation of revenue

	2021	2020
Within European Union	82.67%	82.25%
Outside European Union	17.33%	17.75%